Summary of Significant Accounting Policies (Details) - Schedule of financial guarantee services - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financial Guarantee Services Abstract
Guarantee	$ 47,020,055	$ 51,318,310